Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document and Entity Information
Document Type	20-F
Document Period End Date	Dec. 31, 2022
Entity File Number	001-34175
Entity Registrant Name	ECOPETROL S.A.
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	Carrera 13 No. 36 – 24
Entity Address, City or Town	BOGOTA
Entity Address, Country	CO
Entity Address, Postal Zip Code	00000
Entity Common Stock, Shares Outstanding	41,116,694,690
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001444406
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Shell Company Report	false
Document Transition Report	false
Entity Shell Company	false
Auditor Name	Ernst & Young Audit SAS
Auditor Firm ID	1522
Auditor Location	Bogotá
Common shares
Document and Entity Information
Title of 12(b) Security	Ecopetrol common shares par value COP 609 per share
Trading Symbol	EC
Security Exchange Name	NYSE
American depository receipts
Document and Entity Information
Title of 12(b) Security	American Depository Shares (as evidenced by American Depository Receipts), each representing 20 common shares par value COP 609 per share
Trading Symbol	EC
Security Exchange Name	NYSE
Business Contact
Document and Entity Information
Entity Address, Address Line One	Carrera 13 No.36 - 24
Entity Address, City or Town	Bogot
Entity Address, Country	CO
Entity Address, Postal Zip Code	00000
Contact Personnel Name	Carolina Tovar Aragon
Contact Personnel Email Address	investors@ecopetrol.com.co
Local Phone Number	310 315 8600
City Area Code	57